Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,049,371
Net operating loss carryforwards expiration, description	Expire beginning 2029
Valuation allowance for deferred tax asset, percentage	100.00%